System Fund (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of System Fund

The following information is relevant to the operation of the Fund:

	2017 $m	2016 $m	2015 $m
Income[a]:
Assessment fees and contributions received from hotels	1,562	1,439	1,351
Proceeds from sale of IHG Rewards Club points	324	283	222
Key elements of expenditure[a]:
Marketing	321	335	308
IHG Rewards Club	452	360	345
Payroll costs	339	311	295
Net (deficit)/surplus for the year[a]	(69)	41	118
Interest payable to the Fund	7	3	2

[a]	Not included in the Group income statement in accordance with the Group’s accounting policies.

Summary of Liabilities Relating to Fund

The following liabilities relating to the Fund are included in the Group statement of financial position:

	2017 $m	2016 $m	2015 $m
System Fund surplus[a]	158	227	186
Loyalty programme liability[b]	760	685	649
	918	912	835

[a]	The System Fund surplus is included in Trade and other payables.

[b]	Comprising current liabilities of $343m and non-current liabilities of $417m.